Deposits - Summary of Deposits (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure Of Deposits From Customers [Line Items]
Deposits	₩ 388,888,452	$ 308,597,543	₩ 372,023,918
Time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	217,638,734		171,392,962
Demand deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Deposits	12,844,385		15,955,246
Demand deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	164,923,842		196,515,268
Demand deposits in Korean won
Disclosure Of Deposits From Customers [Line Items]
Deposits	152,079,457		180,560,022
Time Deposits In Korean Won
Disclosure Of Deposits From Customers [Line Items]
Deposits	194,117,692		155,799,563
Time deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Deposits	23,529,633		15,594,718
Fair value adjustments of fair value hedged time deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Fair value adjustments on valuation of fair value hedged items	(8,591)		(1,319)
Time deposits in foreign currencies net of fair value adjustments of fair value hedged time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	23,521,042		15,593,399
Certificates of deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	₩ 6,325,876		₩ 4,115,688